S-K 1603(c) Fiduciary Duties to Other Companies	Jan. 30, 2026
Fiduciary Duties To Other Companies Spac Officers And Directors Line Items
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	CONFLICTS OF INTERESTOur sponsor currently holds 3,833,333 ordinary shares (which were purchased for $25,000, or approximately $0.0065 per share, and which we refer to as “founder shares”), up to 500,000 of which are subject to surrender and forfeiture by certain of our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the rights included in the units. If we do not complete an initial business combination within the completion window, the proceeds from the sale of the private units will be included in the liquidating distribution to our public shareholders and the private units and founder shares will be worthless.If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the founder shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private units and assuming the sponsor does not purchase units in this offering), with any such change in the number of founder shares to be allocated to our sponsor.Also, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. As a result, the fiduciary duties, conflicts of interest or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)	directors should not improperly fetter the exercise of future discretion;

(iv)	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(v)	duty to exercise independent judgment.
In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations which will take priority over us.
Individual	Entity	Entity’s Business	Affiliation/Title
Siyu Li	FutureMoney Group	Investment	Founder
	BTC Digital Ltd.	Crypto Asset Technology	Senior Advisor

Steven Markscheid	Aerion Capital	Financial Services	Managing Partner
	EiB Fusion	Clean Energy / Renewable Energy	Chairman
	KX Power	Energy Storage	Chairman
	Starry Sea Acquisition Corp	Special Purpose Acquisition Company	Director
	Pantages Capital Acquisition Corporation	Special Purpose Acquisition Company	Director
	Charlton Aria Acquisition Corp.	Special Purpose Acquisition Company	Director
	Four Leaf Acquisition Corp.	Special Purpose Acquisition Company	Director
	JinkoSolar Holding Co., Ltd.	Solar	Director
	Richtech Robotics Inc.	Robotics	Director
	ConnectM Technology Solutions, Inc.	Clean Energy	Director
Shaoke Li	DT Cloud Star Acquisition Corporation	Special Purpose Acquisition Company	Director

Andy F. Wong	N/A	N/A	N/A

Paul Cameron	Greater Investment Limited.	Investment Consulting	Chief Investment Officer
	East Progress Investment Consulting (Beijing) Ltd	Consulting	Principle Officer
	EliteCPA P.C.	Accounting Firm	Chairman